Fair Values Mesurements (Tables)	12 Months Ended
Dec. 31, 2012
Fair Values Mesurements [Abstract]
Fair Value Asset And Liabilities Measured On Recurring And Nonrecurring Basis [Table Text Block]
		Internal models	Internal models
	Quoted market	with significant	with significant	Total carrying
	prices in active	observable market	unobservable market	value in the
	markets	parameters	parameters	Consolidated
	(Level 1)	(Level 2)	(Level 3)	Balance Sheet
Measured on a recurring basis:
Assets
Securities available-for-sale:
U.S. Treasury	$500	-	-	500
U.S. government sponsored
enterprise obligations	-	60,176	-	60,176
State and municipal obligation	-	38,686	-	38,686
All other	-	3,292	120	3,412
Total assets	$500	102,154	120	102,774

Liabilities
Interest rate swap agreement	$-	6,162	-	6,162
Letters of credit	-	192	-	192
Total liabilities	$-	6,354	-	6,354

Measured on a non-recurring basis:
Assets
Loans
Loans-held-for-sale	$-	21,113	-	21,113
Collateral dependent impaired loans	-	-	1,200	1,200
Other assets
Other real estate owned	-	-	3,556	3,556
Loan servicing assets	-	-	3,221	3,221
Total assets	$-	21,113	7,977	29,090

Securities available for sale, beginning of period	$799
Securities transferred to Level 2 during period	(704)
Unrealized gain included in other comprehensive income	25
Securities available for sale, end of period	$120

		Internal models	Internal models
	Quoted market	with significant	with significant	Total carrying
	prices in active	observable market	unobservable market	value in the
	markets	parameters	parameters	Consolidated
	(Level 1)	(Level 2)	(Level 3)	Balance Sheet
Measured on a recurring basis:
Assets
Securities available-for-sale:
U.S. Treasury	$502	-	-	502
U.S. government sponsored
enterprise obligations	-	56,125	-	56,125
State and municipal obligation	-	55,425	-	55,425
All other	-	1,407	799	2,206
Total assets	$502	112,957	799	114,258

Liabilities
Interest rate swap agreement	$-	4,415	-	4,415
Letters of credit	-	233	-	233
Total liabilities	$-	4,648	-	4,648

Measured on a non-recurring basis:
Assets
Loans
Loans-held-for-sale	$-	7,556	-	7,556
Collateral dependent impaired loans	-	-	2,453	2,453
Other assets
Other real estate owned	-	-	4,235	4,235
Loan servicing assets	-	-	2,489	2,489
Total assets	$-	7,556	9,177	16,733

Securities available for sale, beginning of period	$958
Realized loss included in operations	(34)
Unrealized loss included in other comprehensive income	(125)
Securities available for sale, end of period	$799